Schedule of components of the provision for income taxes (Details) - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Income Tax Disclosure [Abstract]
Deferred income tax	$ 88
Current income tax	295,414	142,212	242,643
Total income tax expense	$ 295,502	$ 142,212	$ 242,643